Consolidated Shareholders' Equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	6 Months Ended
Jun. 30, 2025 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	725,044
Exercisable, number of options (in shares) | shares	725,044
From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	168,784
Weighted average residual life (years)	2 years 10 months 2 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	168,784
Weighted average exercise price per share, options exercisable (in euros per share)	€ 65.84
From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	299,250
Weighted average residual life (years)	2 years 11 months 23 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 76.48
Exercisable, number of options (in shares) | shares	299,250
Weighted average exercise price per share, options exercisable (in euros per share)	€ 76.48
From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	257,010
Weighted average residual life (years)	1 year 10 months 9 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 88.97
Exercisable, number of options (in shares) | shares	257,010
Weighted average exercise price per share, options exercisable (in euros per share)	€ 88.97
Bottom of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60
Bottom of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70
Bottom of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80
Top of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70
Top of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80
Top of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90